Cash and short-term deposits	12 Months Ended
Dec. 31, 2019
Cash and short term deposits [abstract]
Disclosure of cash and cash equivalents
30.	Cash and short-term deposits

	December 31, 2019	December 31, 2018
	€	€
Cash at banks and on hand	161,760	174,992
Short-term deposits	1,465	2,056

	163,225	177,048

Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.
As at December 31,2019, the Group has approximately €74,843 (2018: €117,462 and 2017: €44,700) of undrawn committed borrowing facilities.